Employee compensation and benefits	12 Months Ended
Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Employee compensation and benefits

5	Employee compensation and benefits

	2020	2019	2018
	$m	$m	$m
Wages and salaries	15,752	15,581	14,751
Social security costs	1,378	1,472	1,490
Post-employment benefits	946	949	1,132
Year ended 31 Dec	18,076	18,002	17,373

Average number of persons employed by HSBC during the year by global business
	2020	2019[1]	2018[1]
Wealth and Personal Banking	144,615	148,680	144,109
Commercial Banking	45,631	46,584	48,983
Global Banking and Markets	49,055	51,313	49,217
Corporate Centre	411	478	541
Year ended 31 Dec	239,712	247,055	242,850
1    A change in reportable segments was made in 2020. Comparative data have been re-presented accordingly. For further guidance, see Note 10: Segmental analysis on page 347.

Average number of persons employed by HSBC during the year by geographical region
	2020	2019	2018
Europe	64,886	66,392	67,007
Asia	129,923	133,624	127,992
Middle East and North Africa	9,550	9,798	9,798
North America	15,430	16,615	17,350
Latin America	19,923	20,626	20,703
Year ended 31 Dec	239,712	247,055	242,850

Reconciliation of total incentive awards granted to income statement charge
	2020	2019	2018
	$m	$m	$m
Total incentive awards approved for the current year	2,659	3,341	3,473
Less: deferred bonuses awarded, expected to be recognised in future periods	(239)	(337)	(351)
Total incentives awarded and recognised in the current year	2,420	3,004	3,122
Add: current year charges for deferred bonuses from previous years	286	327	322
Other	2	(55)	(70)
Income statement charge for incentive awards	2,708	3,276	3,374
Share-based payments
‘Wages and salaries’ includes the effect of share-based payments arrangements, of which $434m was equity settled (2019: $478m; 2018: $450m), as follows:

	2020	2019	2018
	$m	$m	$m
Conditional share awards	411	521	499
Savings-related and other share award option plans	51	30	23
Year ended 31 Dec	462	551	522

HSBC share awards
Award	Policy
Deferred share awards (including annual incentive awards, LTI awards delivered in shares) and Group Performance Share Plans (‘GPSP’)
An assessment of performance over the relevant period ending on 31 December is used to determine the amount of the award to be granted.
• Deferred awards generally require employees to remain in employment over the vesting period and are generally not subject to performance conditions after the grant date. An exception to these are the LTI awards, which are subject to performance conditions.
• Deferred share awards generally vest over a period of three, five or seven years.
• Vested shares may be subject to a retention requirement post-vesting. GPSP awards are retained until cessation of employment.
• Awards are subject to a malus provision prior to vesting.
• Awards granted to Material Risk Takers from 2015 onwards are subject to clawback post-vesting.

International Employee Share Purchase Plan (‘ShareMatch’)
The plan was first introduced in Hong Kong in 2013 and now includes employees based in 27 jurisdictions.
• Shares are purchased in the market each quarter up to a maximum value of £750, or the equivalent in local currency.
• Matching awards are added at a ratio of one free share for every three purchased.
• Matching awards vest subject to continued employment and the retention of the purchased shares for a maximum period of two years and nine months.

Movement on HSBC share awards
	2020	2019
	Number	Number
	(000s)	(000s)
Conditional share awards outstanding at 1 Jan	97,055	94,897
Additions during the year	72,443	71,858
Released in the year	(60,673)	(67,737)
Forfeited in the year	(5,352)	(1,963)
Conditional share awards outstanding at 31 Dec	103,473	97,055
Weighted average fair value of awards granted ($)	7.28	7.89

HSBC share option plans
Main plans	Policy
Savings-related share option plans (‘Sharesave’)
• From 2014, employees eligible for the UK plan could save up to £500 per month with the option to use the savings to acquire shares.
•These are generally exercisable within six months following either the third or fifth anniversary of the commencement of a three-year or five-year contract, respectively.
•The exercise price is set at a 20% (2019: 20%) discount to the market value immediately preceding the date of invitation.

Calculation of fair values
The fair values of share options are calculated using a Black-Scholes model. The fair value of a share award is based on the share price at the date of the grant.

Movement on HSBC share option plans
		Savings-related share option plans
		Number	WAEP[1]
	Footnotes	(000s)	£
Outstanding at 1 Jan 2020		65,060	4.81
Granted during the year	2	111,469	2.63
Exercised during the year	3	(1,387)	4.48
Expired during the year		(43,032)	4.81
Forfeited during the year		(1,158)	4.88
Outstanding at 31 Dec 2020		130,952	2.97
– of which exercisable		8,170	4.50
Weighted average remaining contractual life (years)		3.68

Outstanding at 1 Jan 2019		57,065	4.92
Granted during the year	2	32,130	4.69
Exercised during the year	3	(11,806)	4.40
Expired during the year		(11,321)	5.46
Forfeited during the year		(1,008)	4.99
Outstanding at 31 Dec 2019		65,060	4.81
– of which exercisable		2,149	4.53
Weighted average remaining contractual life (years)		2.77
1    Weighted average exercise price.
2    The weighted average fair value of options granted during the year was $0.47 (2019: $1.36).
3    The weighted average share price at the date the options were exercised was $7.08 (2019: $7.99).
Post-employment benefit plans
The Group operates pension plans throughout the world for its employees. ‘Pension risk management processes’ on page 214 contains details of the policies and practices associated with these pension plans, some of which are defined benefit plans. The largest defined benefit plan is the HBUK section of the HSBC Bank (UK) Pension Scheme (‘the principal plan’), created as a result of the HSBC Bank (UK) Pension Scheme being fully sectionalised in 2018 to meet the requirements of the Banking Reform Act.
HSBC holds on its balance sheet the net surplus or deficit, which is the difference between the fair value of plan assets and the discounted value of scheme liabilities at the balance sheet date for each plan. Surpluses are only recognised to the extent that they are recoverable through reduced contributions in the future or through potential future refunds from the schemes. In assessing whether a surplus is recoverable, HSBC has considered its current right to obtain a future refund or a reduction in future contributions together with the rights of third parties such as trustees.
The principal plan
The principal plan has a defined benefit section and a defined contribution section. The defined benefit section was closed to future benefit accrual in 2015, with defined benefits earned by employees at that date continuing to be linked to their salary while they remain employed by HSBC. The plan is overseen by an independent corporate trustee, who has a fiduciary responsibility for the operation of the plan. Its assets are held separately from the assets of the Group.
The investment strategy of the plan is to hold the majority of assets in bonds, with the remainder in a diverse range of investments. It also includes some interest rate swaps to reduce interest rate risk and inflation swaps to reduce inflation risk.
The latest funding valuation of the plan at 31 December 2019 was carried out by Colin G Singer of Willis Towers Watson Limited, who is a Fellow of the UK Institute and Faculty of Actuaries, using the projected unit credit method. At that date, the market value of the plan’s assets was £31.1bn ($41.1bn) and this exceeded the value placed on its liabilities on an ongoing basis by £2.5bn ($3.3bn), giving a funding level of 109%. These figures include defined contribution assets amounting to £2.4bn ($3.2bn). The main differences between the assumptions used for assessing the defined benefit liabilities for this funding valuation and those used for IAS 19 are more prudent assumptions for discount rate, inflation rate and life expectancy. The next funding valuation will have an effective date of 31 December 2022.
Although the plan was in surplus at the valuation date, HSBC continues to make further contributions to the plan to support a lower-risk investment strategy over the longer term. The remaining contribution is £160m ($218m) to be paid in 2021. The main employer of the principal plan is HSBC UK Bank plc, with additional support from HSBC Holdings plc. The HSBC Bank (UK) Pension Scheme is fully sectionalised and no entities outside the ring fence participate in the HBUK section. The sectionalisation, which took place in 2018, did not materially affect the overall funding position of the plan.
The actuary also assessed the value of the liabilities if the plan were to have been stopped and an insurance company asked to secure all future pension payments. This is generally larger than the amount needed on the ongoing basis described above because an insurance company would use more prudent assumptions and include an explicit allowance for the future administrative expenses of the plan. Under this approach, the amount of assets needed was estimated to be £33bn ($44bn) at 31 December 2019.
Guaranteed minimum pension equalisation
Following a judgment issued by the High Court of Justice of England and Wales in 2018, we estimated the financial effect of equalising benefits in respect of guaranteed minimum pension (‘GMP’) equalisation, and any potential conversion of GMPs into non-GMP benefits, to be an approximate 0.9% increase in the principal plan’s liabilities, or £187m ($239m). This was recognised in the income statement in 2018. A further judgment by the High Court on 20 November 2020 ruled that GMPs should also be equalised for those who had previously transferred benefits from the principal plan to another arrangement, with £13m ($17m) consequently being recognised in 2020. We continue to assess the impact of GMP equalisation.

Income statement charge
	2020	2019	2018
	$m	$m	$m
Defined benefit pension plans	146	176	355
Defined contribution pension plans	775	758	756
Pension plans	921	934	1,111
Defined benefit and contribution healthcare plans	25	15	21
Year ended 31 Dec	946	949	1,132

Net assets/(liabilities) recognised on the balance sheet in respect of defined benefit plans
	Fair value of plan assets	Present value of defined benefit obligations	Effect of limit on plan surpluses	Total
	$m	$m	$m	$m
Defined benefit pension plans	52,990	(43,995)	(44)	8,951
Defined benefit healthcare plans	114	(639)	—	(525)
At 31 Dec 2020	53,104	(44,634)	(44)	8,426
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(2,025)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				10,450

Defined benefit pension plans	47,567	(40,582)	(16)	6,969
Defined benefit healthcare plans	121	(580)	—	(459)
At 31 Dec 2019	47,688	(41,162)	(16)	6,510
Total employee benefit liabilities (within Note 26 ‘Accruals, deferred income and other liabilities’)				(1,771)
Total employee benefit assets (within Note 22 ‘Prepayments, accrued income and other assets’)				8,280
HSBC HoldingsEmployee compensation and benefit expense in respect of HSBC Holdings’ employees in 2020 amounted to $56m (2019: $37m). The average number of persons employed during 2020 was 59 (2019: 60). Employees who are members of defined benefit pension plans are principally members of either the HSBC Bank (UK) Pension Scheme or the HSBC International Staff Retirement Benefits Scheme. HSBC Holdings pays contributions to such plans for its own employees in accordance with the schedules of contributions determined by the trustees of the plans and recognises these contributions as an expense as they fall due.Defined benefit pension plans

Net asset/(liability) under defined benefit pension plans
	Fair value of plan assets		Present value of defined benefit obligations		Effect of the asset ceiling		Net defined benefit asset/(liability)
	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans	Principal[1] plan	Other plans
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2020	37,874	9,693	(30,158)	(10,424)	—	(16)	7,716	(747)
Service cost	—	—	(68)	(172)	—	—	(68)	(172)
– current service cost	—	—	(28)	(184)	—	—	(28)	(184)
– past service cost and gains/(losses) from settlements	—	—	(40)	12	—	—	(40)	12
Net interest income/(cost) on the net defined benefit asset/(liability)	726	233	(575)	(245)	—	—	151	(12)
Remeasurement effects recognised in other comprehensive income	3,173	879	(2,118)	(547)	—	(26)	1,055	306
– return on plan assets (excluding interest income)	3,173	692	—	—	—	—	3,173	692
– actuarial gains/(losses)[2]	—	—	(2,118)	(428)	—	—	(2,118)	(428)
– other changes	—	187	—	(119)	—	(26)	—	42
Exchange differences	1,446	249	(1,100)	(387)	—	(2)	346	(140)
Benefits paid	(1,148)	(652)	1,148	727	—	—	—	75
Other movements[4]	434	83	(134)	58	—	—	300	141
At 31 Dec 2020	42,505	10,485	(33,005)	(10,990)	—	(44)	9,500	(549)

At 1 Jan 2019	34,074	8,725	(26,616)	(9,967)	—	(35)	7,458	(1,277)
Service cost	—	—	(64)	(246)	—	—	(64)	(246)
– current service cost	—	—	(40)	(183)	—	—	(40)	(183)
– past service cost and losses from settlements	—	—	(24)	(63)	—	—	(24)	(63)
Net interest income/(cost) on the net defined benefit asset/(liability)	939	269	(728)	(293)	—	—	211	(24)
Remeasurement effects recognised in other comprehensive income	2,205	867	(2,548)	(521)	—	20	(343)	366
– return on plan assets (excluding interest income)	2,205	870	—	—	—	—	2,205	870
– actuarial gains/(losses)[2,3]	—	—	(2,548)	(507)	—	—	(2,548)	(507)
– other changes[3]	—	(3)	—	(14)	—	20	—	3
Exchange differences	1,300	181	(1,036)	(180)	—	(1)	264	—
Benefits paid	(1,014)	(620)	1,014	694	—	—	—	74
Other movements[4]	370	271	(180)	89	—	—	190	360
At 31 Dec 2019	37,874	9,693	(30,158)	(10,424)	—	(16)	7,716	(747)
1    For further details of the principal plan, see page 339.
2    Actuarial gains/(losses) for our principal plan includes losses relating to financial assumptions of $3,179m (2019: $3,049m), gains relating to demographic assumptions of $86m (2019: $186m) and experience adjustments of $975m (2019: $315m). Actuarial gains/(losses) for our other plans includes losses relating to financial assumptions of $564m (2019: $847m), gains relating to demographic assumptions of $49m (2019: $94m) and experience adjustments of $87m (2019: $246m).
3    The comparatives have been re-presented to reclassify gains and losses relating to demographic and experience assumptions in other plans from 'other changes' to 'actuarial gains and losses’.
4    Other movements include contributions by HSBC, contributions by employees, administrative costs and taxes paid by plan.
HSBC expects to make $376m of contributions to defined benefit pension plans during 2021. Benefits expected to be paid from the plans to retirees over each of the next five years, and in aggregate for the five years thereafter, are as follows:

Benefits expected to be paid from plans
	2021	2022	2023	2024	2025	2026-2030
	$m	$m	$m	$m	$m	$m
The principal plan[1,2]	1,274	1,312	1,352	1,393	1,434	7,840
Other plans[1]	495	520	486	472	470	2,322
1    The duration of the defined benefit obligation is 17.4 years for the principal plan under the disclosure assumptions adopted (2019: 18.1 years) and 13.5 years for all other plans combined (2019: 13.2 years).
2    For further details of the principal plan, see page 339.

Fair value of plan assets by asset classes
	31 Dec 2020				31 Dec 2019
	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]	Value	Quoted market price in active market	No quoted market price in active market	Thereof HSBC[1]
	$m	$m	$m	$m	$m	$m	$m	$m
The principal plan[2]
Fair value of plan assets	42,505	37,689	4,816	973	37,874	33,921	3,953	1,183
– equities	268	7	261	—	662	312	350	—
– bonds	36,198	35,479	719	—	31,699	31,699	—	—
– derivatives	1,973	—	1,973	973	2,052	—	2,052	1,183
– other	4,066	2,203	1,863	—	3,461	1,910	1,551	—
Other plans
Fair value of plan assets	10,485	9,512	973	54	9,693	8,702	991	239
– equities	1,484	1,069	415	3	2,065	1,455	610	2
– bonds	7,624	7,143	481	10	6,608	6,376	232	8
– derivatives	(57)	—	(57)	—	—	—	—	—
– other	1,434	1,300	134	41	1,020	871	149	229
1    The fair value of plan assets includes derivatives entered into with HSBC Bank plc as detailed in Note 35. These derivatives are presented within the principal plan at 31 December 2020. Comparatives have been re-presented.
2    For further details on the principal plan, see page 339.
Post-employment defined benefit plans’ principal actuarial financial assumptions
HSBC determines the discount rates to be applied to its obligations in consultation with the plans’ local actuaries, on the basis of current average yields of high-quality (AA-rated or equivalent) debt instruments with maturities consistent with those of the defined benefit obligations.

Key actuarial assumptions for the principal plan[1]
	Discount rate	Inflation rate	Rate of increase for pensions	Rate of pay increase
	%	%	%	%
UK
At 31 Dec 2020	1.45	3.05	3.00	2.75
At 31 Dec 2019	2.00	3.10	2.90	3.65
1    For further details on the principal plan, see page 339.

Mortality tables and average life expectancy at age 60[1] for the principal plan
	Mortality table	Life expectancy at age 60 for a male member currently:		Life expectancy at age 60 for a female member currently:
		Aged 60	Aged 40	Aged 60	Aged 40
UK
At 31 Dec 2020	SAPS S3[2]	27.0	28.5	28.1	29.7
At 31 Dec 2019	SAPS S2[3]	28.0	29.4	28.2	29.8
1    For further details of the principal plan, see page 339.
2    Self-administered pension scheme (‘SAPS’) S3 table (males: 'Normal health pensioners, Light' version; females: 'Normal health pensioners, Heavy' version) with a multiplier of 1 for both male and female pensioners. Improvements are projected in accordance with the continual mortality investigation (‘CMI’) 2019 core projection model with a long-term rate of improvement of 0.25% per annum and a long-term rate of improvement of 1.25% per annum. Separate tables have been applied to lower-paid pensioners and dependant members.
3    Self-administered pension scheme (‘SAPS’) S2 table (males: 'Normal health pensioners' version; females: 'All pensioners' version) with a multiplier of 0.94 for male and 1.15 for female pensioners. Improvements are projected in accordance with the continual mortality investigation (‘CMI’) 2019 core projection model with an initial addition to improvements of 0.25% per annum and a long-term rate of improvement of 1.25% per annum. Separate tables have been applied to lower-paid pensioners and dependant members.

The effect of changes in key assumptions on the principal plan[1]
	Impact on HBUK section of the HSBC Bank (UK) Pension Scheme obligation
	Financial impact of increase		Financial impact of decrease
	2020	2019	2020	2019
	$m	$m	$m	$m
Discount rate – increase/decrease of 0.25%	(1,383)	(1,305)	1,475	1,395
Inflation rate – increase/decrease of 0.25%	871	781	(830)	(738)
Pension payments and deferred pensions – increase/decrease of 0.25%	1,307	1,100	(1,222)	(1,026)
Pay – increase/decrease of 0.25%	60	73	(59)	(72)
Change in mortality – increase of 1 year	1,453	1,267	N/A	N/A
1    For further details of the principal plan, see page 339.
The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this in unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit asset recognised in the balance sheet. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared with the prior period.
Directors’ emoluments
Details of Directors’ emoluments, pensions and their interests are disclosed in the Directors’ remuneration report on page 271.